LONG-TERM DEBT	12 Months Ended
Dec. 31, 2015
LONG-TERM DEBT

20. LONG-TERM DEBT

The Group entered an entrusted bank borrowing agreement, amounted to RMB 31.6 million (US$4.9 million), with a third party investor and China Merchants Bank as entrustment bank. The borrowing is due in November 2018, with two years extension and bears an annual interest rate of 12% due up maturity of the loan. The loan is secured by the real property of the office building of the Group. The balance as of December 31, 2015 is RMB 31.7 million (US$ 4.9 million) also includes RMB 0.1 million (US$ 0.02 million) interest payable.